Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Entity Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 27, 2020
Prospectus Date	rr_ProspectusDate	Nov. 28, 2019
REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND II

Reaves Utilities and Energy Infrastructure Fund (the “Fund”)

Supplement dated March 27, 2020 to:

•	the Fund’s Statutory Prospectus, dated November 28, 2019, as supplemented January 7, 2020 (the “Prospectus”).

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Fund’s after-tax returns have been revised. Accordingly, the Prospectus is hereby amended and supplemented as follows:

In the “Performance Information” section of the Fund’s Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Institutional Class Shares	1 Year	5 Years	10 Years	Since Inception (12/22/04)
Fund Returns Before Taxes	(7.11)%	5.44%	9.72%	6.83%
Fund Returns After Taxes on Distributions	(9.24)%	3.05%	8.20%	5.09%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	(2.74)%	3.94%	7.79%	5.34%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.49%	13.12%	7.55%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)	(10.37)%	3.21%	6.63%	—*

*	The S&P Global Infrastructure Index launched on February 22, 2007. Therefore, performance data cannot be provided for periods prior to February 22, 2007.

Please retain this supplement for future reference.

WHR-SK-015-0100